Investment in Biohaven (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Jan. 31, 2018	Feb. 15, 2017
Statement Line Items [Line Items]
Fair value shares investment		2,000	2,000
Fair value amount		$ 102,940	$ 52,520
Fair value per share		$ 51.47	$ 25.76	$ 0.01
Unrealized gains		$ 50,420
Biohaven [Member]
Statement Line Items [Line Items]
Held in shares					6,341,500
Sale of shares	236,770
Market average price	$ 30.79
Proceeds shares amount	$ 7,300,000